SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Detail Textuals) $ in Millions	Oct. 05, 2015 USD ($)
2023 Notes
Business Acquisition [Line Items]
2023 Senior Notes	$ 720.0
2025 Notes
Business Acquisition [Line Items]
2025 Senior Notes	$ 500.0